Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets
Goodwill

	Dec. 31,	2015	2015	Dec. 31,	2016	2016	Dec. 31,
	2014	acquisition	translation	2015	acquisition	translation	2016
(Millions)	Balance	activity	and other	Balance	activity	and other	Balance
Industrial	$2,042	$637	$(106)	$2,573	$—	$(37)	$2,536
Safety and Graphics	1,650	1,764	(72)	3,342	41	(59)	3,324
Health Care	1,589	94	(59)	1,624	12	(27)	1,609
Electronics and Energy	1,554	—	(44)	1,510	—	(21)	1,489
Consumer	215	—	(15)	200	—	8	208
Total Company	$7,050	$2,495	$(296)	$9,249	$53	$(136)	$9,166

Acquired Intangible Assets

(Millions)	2016	2015
Customer related intangible assets	$1,939	$1,973
Patents	602	616
Other technology-based intangible assets	524	525
Definite-lived tradenames	420	421
Other amortizable intangible assets	211	216
Total gross carrying amount	$3,696	$3,751

Accumulated amortization — customer related	(797)	(668)
Accumulated amortization — patents	(497)	(481)
Accumulated amortization — other technology based	(302)	(252)
Accumulated amortization — definite-lived tradenames	(236)	(215)
Accumulated amortization — other	(173)	(169)
Total accumulated amortization	$(2,005)	$(1,785)

Total finite-lived intangible assets — net	$1,691	$1,966

Non-amortizable intangible assets (primarily tradenames)	629	635
Total intangible assets — net	$2,320	$2,601

Schedule of amortization expense for acquired intangible assets	Amortization expense for the years ended December 31 follows:

(Millions)	2016	2015	2014
Amortization expense	$262	$229	$228

Schedule of expected amortization expense for acquired amortizable intangible assets

Expected amortization expense for acquired amortizable intangible assets recorded as of December 31, 2016 follows:

						After
(Millions)	2017	2018	2019	2020	2021	2021
Amortization expense	$223	$202	$190	$180	$164	$732